Operating Leases	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
OPERATING LEASES
OPERATING LEASES
The Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of June 30, 2012, the leases have a weighted-average remaining term of 16.0 years. The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. As of June 30, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, is as follows:

Future Minimum Rental Income
July 1, 2012 through December 31, 2012	$2,312,703
2013	4,625,405
2014	4,625,405
2015	4,586,080
2016	4,573,908
2017	4,459,102
Thereafter	48,641,993
$73,824,596